Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Income before taxes
(USD millions)	2018	2017	2016

Switzerland	11 686	5 289	3 110

Foreign	2 149	3 710	4 707

Total income before taxes	13 835	8 999	7 817

Current and deferred income tax expense
(USD millions)	2018	2017	2016

Switzerland	– 671	– 462	– 709

Foreign	– 1 132	– 1 594	– 1 418

Current income tax expense	– 1 803	– 2 056	– 2 127

Switzerland	23	– 298	765

Foreign	559	1 058	243

Deferred tax income	582	760	1 008

Total income tax expense	– 1 221	– 1 296	– 1 119

Analysis of tax rate
(As a percentage)	2018	2017	2016

Applicable tax rate	14.0	14.5	13.2

Effect of disallowed expenditures	2.0	3.4	3.5

Effect of utilization of tax losses brought forward from prior periods	– 0.1	– 0.1	– 0.2

Effect of income taxed at reduced rates	– 0.4	– 0.2	– 0.2

Effect of income not subject to tax [1]	– 3.7	0.0	0.0

Effect of tax credits and allowances	– 2.4	– 2.2	– 2.8

Effect of release of contingent consideration liability	– 0.2	– 1.2	0.0

Effect of tax rate change on current and deferred tax assets and liabilities [2]	– 0.5	0.7	0.2

Effect of write-off of deferred tax assets	0.2	0.0	0.5

Effect of write down and reversal of write-down of investments in subsidiaries	– 0.1	– 1.1	– 1.0

Effect of tax benefits expiring in 2017	0.0	– 0.8	– 0.5

Effect of non-deductible losses in Venezuela	0.0	0.0	1.3

Effect of prior year items	– 0.6	1.2	0.2

Effect of other items [3]	0.6	0.2	0.1

Effective tax rate	8.8	14.4	14.3

[1] Included in 2018 is the effect of income not subject to tax (-3.7%) arising from the portion of the non-taxable gain on the divestment of the Group's investment in GSK Consumer Healthcare Holdings Ltd. attributable to Switzerland.

[2] Included in 2017 is a 0.7% impact related to the revaluation of the deferred tax assets and liabities and a portion of current tax payables. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.

[3] In 2018, other items (+0.6%) include changes in uncertain tax positions (+1.0%) and other items (-0.4%).

In 2016, other items (+0.1%) include one-time impacts for the deferred tax effects on the net assets of certain subsidiaries resulting from the change in their tax status (-6.2%), the changes in uncertain tax positions (+5.1%) and other items (+1.2%).